Restructuring Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses [Abstract]
Activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the six months ended June 30, 2012 (in thousands).

Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,382)
Balance at June 30, 2012	$162

The Company offered severance benefits to the terminated employees, and estimates a total charge for personnel-related termination costs of approximately $2.0 million. The Company recorded $1.7 million of the total charge in the fourth quarter of 2011, of which $0.8 million is included in research and development expense and $0.9 million is included in general and administrative expense in the accompanying statements of operations.  The Company expects to complete payment of these severance benefits by September 2012.  The following table summarizes the activity related to accrued severance benefits for the year ended December 31, 2011 (in thousands).

	2011 charges to operations	2011 charges paid	Accrual balance as of December 31, 2011
Restructuring Expenses:
Severance benefits	$1,716	$172	$1,544